THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
JUNE 30, 2026
(UNAUDITED)

Schedule of Investments
Corporate Obligations — 39.4%

	Principal Amount ($)	Value ($)
CONSUMER DISCRETIONARY — 1.0%
Aptiv Swiss Holdings
H15T5Y + 3.385%, 6.88%, 12/15/54 (a)	250,000	255,532
LKQ
6.25%, 06/15/33	325,000	336,122
		591,654
CONSUMER STAPLES — 0.1%
Walgreens Boots Alliance
4.65%, 06/01/46	250,000	82,500

ENERGY — 3.5%
Enbridge
H15T5Y + 4.431%, 8.50%, 01/15/84 (a)	1,250,000	1,428,996
Energy Transfer
5.95%, 10/01/43	250,000	245,380
H15T5Y + 4.020%, 8.00%, 05/15/54 (a)	500,000	530,777
		2,205,153
FINANCIALS — 11.2%
Arbor Realty Trust
4.50%, 03/15/27	1,750,000	1,698,093
Citigroup
H15T10Y + 2.757%, 7.00% (a)(b)	500,000	521,558
Everest Reinsurance Holdings
TSFR3M + 2.647%, 6.30%, 05/15/37 (a)	1,000,000	957,555
Lincoln National
TSFR3M + 2.302%, 5.98%, 04/20/67 (a)	1,650,000	1,362,900
TSFR3M + 2.619%, 6.27%, 05/17/66 (a)	1,750,000	1,526,648
LPL Holdings
6.00%, 05/20/34	500,000	511,469
Oaktree Specialty Lending
6.34%, 02/27/30	250,000	248,396
7.10%, 02/15/29	200,000	204,000
		7,030,619
HEALTH CARE — 6.4%
Baxter International
5.65%, 12/15/35	100,000	99,192
Bayer US Finance II
4.88%, 06/25/48 (c)	250,000	212,521
CVS Health
6.13%, 09/15/39	725,000	754,844
H15T5Y + 2.886%, 7.00%, 03/10/55 (a)	250,000	259,551

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
JUNE 30, 2026
(UNAUDITED)

Corporate Obligations (continued)

	Principal Amount ($)	Value ($)
HEALTH CARE (continued)
CVS Pass-Through Trust
6.04%, 12/10/28	18,210	18,268
DENTSPLY SIRONA
H15T5Y + 4.379%, 8.38%, 09/12/55 (a)	750,000	750,584
Humana
5.55%, 05/01/35	500,000	500,688
5.75%, 04/15/54	1,525,000	1,430,286
		4,025,934
INDUSTRIALS — 1.9%
Boeing
5.81%, 05/01/50	250,000	246,991
Booz Allen Hamilton
5.95%, 04/15/35	750,000	747,035
Leidos Holdings
5.95%, 12/01/40	150,000	148,459
Southwest Airlines
7.38%, 03/01/27	50,000	50,909
		1,193,394
INFORMATION TECHNOLOGY — 4.9%
Intel
5.60%, 02/21/54	2,000,000	1,870,495
Oracle
5.20%, 09/26/35	250,000	234,052
5.50%, 08/03/35	500,000	478,470
6.13%, 07/08/39	500,000	482,646
		3,065,663
MATERIALS — 3.0%
Dow Chemical
5.25%, 11/15/41	500,000	450,481
LYB International Finance BV
5.25%, 07/15/43	500,000	440,572
LYB International Finance III
5.50%, 03/01/34	750,000	743,594
5.88%, 01/15/36	250,000	250,677
		1,885,324
UTILITIES — 7.4%
American Electric Power
H15T5Y + 2.750%, 7.05%, 12/15/54 (a)	500,000	519,937
Dominion Energy
H15T5Y + 2.386%, 6.88%, 02/01/55 (a)	1,250,000	1,291,639

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
JUNE 30, 2026
(UNAUDITED)

Corporate Obligations (continued)

	Principal Amount ($)	Value ($)
UTILITIES (continued)
Duke Energy
H15T5Y + 2.588%, 6.45%, 09/01/54 (a)	500,000	519,202
Nevada Power
H15T5Y + 1.936%, 6.25%, 05/15/55 (a)	1,250,000	1,253,455
NextEra Energy Capital Holdings
H15T5Y + 2.457%, 6.75%, 06/15/54 (a)	250,000	260,384
NiSource
H15T5Y + 2.451%, 6.95%, 11/30/54 (a)	350,000	361,904
Pacific Gas and Electric
4.95%, 07/01/50	500,000	417,451
		4,623,972
Total Corporate Obligations
(Cost $25,110,987)		24,704,213

Mortgage-Backed Securities — 39.0%

AGENCY MORTGAGE-BACKED SECURITIES — 38.5%
FHLMC, Series 2022-5253, Class PL
4.00%, 08/25/52	2,000,000	1,792,291
FHLMC
4.00%, 05/01/44	250,616	240,020
5.00%, 06/01/41	45,371	45,811
FNMA, Series 2010-16, Class PA
4.50%, 02/25/40	8,678	8,652
FNMA, Series M3, Class X1
1.95%, 11/25/33 (a)(d)	6,616,266	359,687
FNMA, Series 2023-70, Class B
5.25%, 01/25/54	632,245	628,249
FNMA, Series 2012-98, Class WZ
4.00%, 09/25/42	1,724,918	1,655,342
FNMA, Series 2015-45, Class ZY
2.50%, 07/25/45	1,285,340	1,110,761
FNMA
3.00%, 02/01/43 to 06/01/43 (e)	1,094,211	990,764
3.50%, 11/01/42 to 02/01/43 (e)	467,686	436,121
4.00%, 01/01/41 to 03/01/44 (e)	351,103	337,847
4.50%, 10/01/39 to 04/01/41 (e)	429,588	424,830
5.00%, 06/01/41	54,169	54,628
GNMA, Series 2017-106, Class AC
2.60%, 04/16/51	102,391	95,737

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
JUNE 30, 2026
(UNAUDITED)

Mortgage-Backed Securities (continued)

	Principal Amount ($)	Value ($)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA, Series 2024-45, Class JZ
5.50%, 03/20/54	254,568	248,701
GNMA, Series 2018-156, Class AD
3.25%, 08/16/59 (a)	307,647	285,438
GNMA, Series 2018-3, Class AG
2.50%, 10/16/58	178,094	152,232
GNMA, Series 2020-3, Class AH
2.50%, 02/16/62	925,212	760,156
GNMA, Series 2020-8, Class AH
2.55%, 01/16/62	1,079,730	889,416
GNMA, Series 2023-147, Class BD
6.00%, 03/20/51	109,969	109,943
GNMA, Series 2018-129, Class AG
3.10%, 05/16/59	42,540	42,258
GNMA, Series 2019-55, Class AH
3.15%, 03/16/61 (a)	689,496	595,574
GNMA, Series 2017-46, Class A
2.50%, 11/16/57	251,238	207,556
GNMA, Series 2017-24, Class A
2.25%, 09/16/44	13,911	13,807
GNMA, Series 2012-100, Class BA
2.60%, 08/16/52 (a)	1,567,033	1,357,120
GNMA, Series 2023-1, Class AL
5.00%, 01/20/53	1,500,000	1,441,211
GNMA, Series 2012-83, Class AK
3.20%, 12/16/53 (a)	390,596	354,853
GNMA, Series 2017-70, Class AE
2.60%, 10/16/58	472,265	401,237
GNMA, Series 2024-45, Class DB
5.50%, 03/20/54	1,500,000	1,497,587
GNMA, Series 2022-146, Class PA
4.00%, 06/20/52	827,595	801,696
GNMA, Series 2018-68, Class B
3.00%, 02/16/59 (a)	1,000,000	842,480
GNMA, Series 2017-69, Class AS
2.75%, 02/16/58	451,579	414,206
GNMA, Series 2019-2, Class AE
3.25%, 03/16/59	473,008	448,276

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
JUNE 30, 2026
(UNAUDITED)

Mortgage-Backed Securities (continued)

	Principal Amount ($)	Value ($)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA
2.50%, 06/20/51	556,552	463,120
3.50%, 05/20/43	317,371	297,589
4.00%, 01/20/41 to 04/20/43 (e)	292,918	281,178
GNMA, Series 2023-111, Class ML
5.50%, 05/20/45	1,000,000	1,007,037
GNMA, Series 2023-150, Class DC
5.50%, 06/20/50	3,000,000	3,037,191
		24,130,602
NON-AGENCY MORTGAGE-BACKED SECURITIES — 0.5%
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class C
4.66%, 02/15/47 (a)	100,000	97,362
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class C
4.08%, 07/15/46 (a)	191,000	176,390
Small Business Administration
PRIME + -2.650%, 4.10%, 06/25/34 (a)	22,851	22,667
		296,419
Total Mortgage-Backed Securities
(Cost $25,331,402)		24,427,021

U.S. Government Agency Obligations — 8.8%

FFCB
1.88%, 2/11/2036	1,000,000	785,589
2.71%, 12/1/2036	389,000	320,967
2.74%, 4/1/2041	500,000	377,754
4.55%, 2/17/2033	1,000,000	985,529
FHLB
3.00%, 2/24/2037	500,000	421,910
FHLMC MTN
1.54%, 8/17/2035	2,500,000	1,916,823
2.00%, 10/29/2040	1,000,000	702,212

Total U.S. Government Agency Obligations
(Cost $6,352,065)		5,510,784

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
JUNE 30, 2026
(UNAUDITED)

Asset-Backed Securities — 3.7%

	Principal Amount ($)	Value ($)
SBA Small Business Investment Company, Series 2023-10B, Class 1
5.69%, 9/10/2033	1,087,544	1,124,596
SBA Small Business Investment Company, Series 2018-10A, Class 1
3.19%, 3/10/2028	343,502	337,901
SBA Small Business Investment Company, Series 2018-10B, Class 1
3.55%, 9/10/2028	323,181	317,344
U.S. Small Business Administration, Series 2018-20H, Class 1
3.58%, 8/1/2038	586,548	561,779

Total Asset-Backed Securities
(Cost $2,352,694)		2,341,620

U.S. Treasury Obligations — 3.5%

U.S. Treasury Bonds
2.75%, 11/15/2047	1,000,000	704,922
U.S. Treasury Notes
4.25%, 5/15/2035	1,500,000	1,482,304

Total U.S. Treasury Obligations
(Cost $2,199,132)		2,187,226

Preferred Stock — 2.4%
	Shares
COMMUNICATION SERVICES — 0.3%
Telephone and Data Systems 6.00% (b)	10,385	192,642

FINANCIALS — 1.2%
Arbor Realty Trust 6.38% (b)	1,335	21,306
Bank of Hawaii 8.00% (b)	25,389	667,223
Reinsurance Group of America 7.13%, 10/15/2052 (a)	51	1,308
RiverNorth/DoubleLine Strategic Opportunity Fund 4.38% (b)	976	16,036
		705,873
REAL ESTATE — 0.9%
CTO Realty Growth 6.38% (b)	27,486	574,457

UTILITIES — 0.0%
SCE Trust VI 5.00% (b)	25	414

Total Preferred Stock
(Cost $1,660,874)		1,473,386

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND JUNE 30, 2026 (UNAUDITED)

Municipal Bonds — 1.8%

	Principal Amount ($)	Value ($)
CALIFORNIA — 0.7%
Modesto Irrigation District RB
7.20%, 10/01/40	175,000	199,577
San Francisco City & County Redevelopment Financing Authority TA
8.26%, 08/01/29	240,000	251,628
		451,205
NEW YORK — 0.5%
Port Authority of New York & New Jersey RB
4.46%, 10/01/62	320,000	271,454

OREGON — 0.6%
Multnomah County School District No 1J Portland GO ST INTERCEPT
2.40%, 06/30/38	500,000	388,806

Total Municipal Bonds
(Cost $1,174,308)		1,111,465

Closed-End Mutual Funds — 1.6%
	Shares
DoubleLine Income Solutions Fund	9,193	101,675
DoubleLine Opportunistic Credit Fund	295	4,242
PIMCO Dynamic Income Fund	10,000	167,000
PIMCO Dynamic Income Opportunities Fund	20,000	264,400
RiverNorth/DoubleLine Strategic Opportunity Fund	61,339	473,537

Total Closed-End Mutual Funds
(Cost $1,238,442)		1,010,854

Common Stock — 0.0%

HEALTH CARE — 0.0%
Mallinckrodt PLC (f)(g)	59	5,403
Par Health (g)	59	—
		5,403
Total Common Stock
(Cost $2,597)		5,403

Total Investments - 100.2%		62,771,972
(Cost $65,422,501)
Other Assets & Liabilities, Net - (0.2)%		(136,635)
Net Assets - 100.0%		62,635,337

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND JUNE 30, 2026 (UNAUDITED)

(a)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(b)	Perpetual security with no stated maturity date.
(c)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At June 30, 2026, these securities amounted to $212,521 or 0.3% of Net Assets of the Fund.
(d)	Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(e)	Securities are grouped by coupon and represent a range of maturities.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Non-income producing security.

FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
H15T5Y— US Treasury Yield Curve Rate T Note Constant Maturity 5 Year Rate
H15T10Y— US Treasury Yield Curve Rate T Note Constant Maturity 10 Year Rate
JPMBB — JPMorgan Chase Bank
MTN — Medium Term Note
RB — Revenue Bond
TA — Tax Allocation
TSFR3M — Term Secured Overnight Financing Rate 3 Month

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND JUNE 30, 2026 (UNAUDITED)

Schedule of Investments
Foreign Common Stock — 79.8%
	Shares	Value ($)
CANADA — 4.1%
ENERGY — 4.1%
PrairieSky Royalty	122,653	2,743,969

DENMARK — 3.4%
INDUSTRIALS — 3.4%
DSV	9,560	2,264,980

FRANCE — 31.1%
COMMUNICATION SERVICES — 14.7%
Canal+ SA	887,540	2,878,992
Lagardere	186,533	4,103,189
Vivendi	1,149,931	2,839,790
		9,821,971
ENERGY — 5.4%
Bollore	784,970	3,640,087

INDUSTRIALS — 11.0%
Cie de L'Odet	4,398	7,331,173
		20,793,231
INDIA — 2.9%
FINANCIALS — 2.9%
Fairfax India Holdings, Class G (a)(b)	105,975	1,931,924

JAPAN — 0.7%
COMMUNICATION SERVICES — 0.7%
Nintendo	6,000	251,592
Nintendo ADR	22,739	238,305
		489,897
NETHERLANDS — 3.5%
FINANCIALS — 3.0%
EXOR	26,350	2,018,442

HEALTH CARE — 0.5%
Koninklijke Philips	12,075	328,319
		2,346,761
SWITZERLAND — 5.2%
CONSUMER DISCRETIONARY — 1.3%
Swatch Group	3,535	865,947

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND JUNE 30, 2026 (UNAUDITED)

Foreign Common Stock (continued)
	Shares	Value ($)
REAL ESTATE — 3.9%
International Workplace Group PLC	1,053,019	2,585,794
		2,585,794
		3,451,741
UNITED STATES — 28.9%
COMMUNICATION SERVICES — 7.6%
Alphabet, Class A	7,430	2,655,259
Liberty Media-Liberty Formula One, Class A (a)	20,414	1,787,042
Scholastic	13,471	619,666
		5,061,967
CONSUMER DISCRETIONARY — 0.6%
Tandy Leather Factory	170,027	396,163

ENERGY — 0.9%
Enterprise Products Partners	15,670	576,029

FINANCIALS — 7.8%
Berkshire Hathaway, Class B (a)	5,055	2,529,471
Burford Capital	363,129	1,488,829
Capital One Financial	3,385	679,016
CME Group, Class A	2,400	529,992
		5,227,308
HEALTH CARE — 4.0%
Joint (a)	304,421	2,672,816

INDUSTRIALS — 3.0%
U-Haul Holding, Class B	35,089	2,024,635

MATERIALS — 4.0%
Keweenaw Land Association (a)	52,595	2,671,300

REAL ESTATE — 1.0%
Rayonier	31,385	667,873
		19,298,091
Total Foreign Common Stock
(Cost $41,918,337)		53,320,594

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND JUNE 30, 2026 (UNAUDITED)

U.S. Treasury Obligations — 18.1%
	Principal Amount ($)	Value ($)
U.S. Treasury Bills
3.10%, 12/24/2026 (c)	194,000	190,361
3.44%, 9/24/2026 (c)	1,090,000	1,080,590
3.68%, 9/17/2026 (c)	300,000	297,630
3.76%, 10/13/2026 (c)	750,000	741,935
U.S. Treasury Bonds
1.38%, 8/15/2050	2,000,000	981,094
U.S. Treasury Notes
0.88%, 11/15/2030	5,240,000	4,550,203
1.88%, 2/15/2032	1,200,000	1,058,578
3.88%, 8/15/2033	2,750,000	2,674,160
4.63%, 4/30/2031	525,000	534,393

Total U.S. Treasury Obligations
(Cost $11,997,347)		12,108,944

U.S. Government Agency Obligations — 1.1%

FFCB
2.87%, 2/25/2030	500,000	477,146
FHLB
2.50%, 3/18/2038	300,000	233,188

Total U.S. Government Agency Obligations
(Cost $705,820)		710,334

Mortgage-Backed Securities — 0.5%

AGENCY MORTGAGE-BACKED SECURITIES — 0.5%
FHLMC
5.00%, 06/01/41	14,347	14,486
FNMA
3.00%, 02/01/43 to 06/01/43 (d)	141,558	128,178
3.50%, 11/01/42 to 02/01/43 (d)	63,626	59,330
4.00%, 02/01/44	17,793	17,096
4.50%, 02/01/40 to 01/01/41 (d)	30,448	30,111
5.00%, 06/01/41	17,130	17,275
FNMA, Series 2012-93, Class SW
SOFR30A + 5.986%, 2.36%, 09/25/42 (e)(f)	9,918	962

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND JUNE 30, 2026 (UNAUDITED)

Mortgage-Backed Securities (continued)
	Principal Amount ($)	Value ($)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
FNMA, Series 2004-354, Class 1
0.00%, 12/25/34 (g)(h)	853	730
GNMA
3.00%, 04/20/43 to 06/20/43 (d)	27,304	24,864
3.50%, 05/20/43	28,275	26,512
4.00%, 01/20/41 to 04/20/43 (d)	30,539	29,248
4.50%, 05/20/40 to 03/20/41 (d)	10,462	10,369
		359,161
Total Mortgage-Backed Securities
(Cost $409,836)		359,161

Corporate Obligation — 0.0%

COMMUNICATION SERVICES — 0.0%
iHeartCommunications
8.38%, 05/01/27	132	129

Total Corporate Obligation
(Cost $168)		129

Asset-Backed Security — 0.0%

Bear Stearns Asset Backed Securities Trust, Series 2003-ABF1, Class A
TSFR1M + 0.854%, 4.50%, 1/25/2034 (e)	1	1

Total Asset-Backed Security
(Cost $–)		1

Special Purpose Acquisition Company — 0.0%
	Shares
Pershing Square Tontine (i)	42,443	—

Total Special Purpose Acquisition Company
(Cost $–)		—

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND JUNE 30, 2026 (UNAUDITED)

Warrants — 0.0%
	Units	Value ($)
WARRANTS — 0.0%
Pershing Square Tontine, Expires 12/31/2049 (a)(i)	10,610	—

Total Warrants
(Cost $–)		—

Total Investments - 99.5%		66,499,163
(Cost $55,031,508)
Other Assets & Liabilities, Net - 0.5%		333,095
Net Assets - 100.0%		66,832,258

(a)	Non-income producing security.
(b)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At June 30, 2026, these securities amounted to $1,931,924 or 2.9% of Net Assets of the Fund.
(c)	Interest rate represents the security's effective yield at the time of purchase.
(d)	Securities are grouped by coupon and represent a range of maturities.
(e)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(f)	Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(g)	Zero coupon security.
(h)	Principal only security (“PO”). These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.
(i)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

ADR — American Depositary Receipt
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
SOFR30A — Secured Overnight Financing Rate 30-day Average
TSFR1M— Term Secured Overnight Financing Rate 1 Month

BRK-QH-001-1200